SCHEDULE OF TAX EXPENSE FOR FEDERAL INCOME TAX PURPOSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax benefit at the statutory rate	$ (190,957)	$ (105,272)
Tax benefit at the statutory rate, percentage	21.00%	21.00%
State income taxes, net of federal income tax benefit	$ (45,466)	$ (25,065)
State income taxes, net of federal income tax benefit, percentage	5.00%	5.00%
Change in valuation allowance	$ 236,423	$ 130,337
Change in valuation allowance, percentage	26.00%	26.00%
Total
Total percentage	0.00%	0.00%